ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES
ACCRUED EXPENSES

16. ACCRUED EXPENSES

The breakdown of accrued expenses is as follows:

	2017	2018
Operation, maintenance and telecommunication services	7,093	8,013
General, administrative and marketing expenses	2,684	2,299
Salaries and benefits	2,664	2,219
Interest and bank charges	189	238
Total	12,630	12,769

Refer to Note 33 for details of related party transactions.